NOTE PAYABLE (Details) - USD ($) $ in Thousands, shares in Millions		3 Months Ended		12 Months Ended
	Oct. 23, 2020	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Apr. 17, 2020
Debt Instrument [Line Items]
Loan amount					$ 1,015
Debt forgiven				$ 1,015
Proceeds from Convertible Promissory Notes			$ 37,800		$ 38,796
Shares issued upon notes conversion	4
PPP Loan
Debt Instrument [Line Items]
Loan amount						$ 1,000
Loan term						2 years
Debt forgiven		$ 1,000
Interest rate stated percentage						1.00%